Business Segments and Related Information - Segment Results of Operations (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Increase of net interest income in Investment Bank due to presentation of tax-exempt securities as fully taxable, offset by reversal in Corporate and Other	€ 22	€ 18	€ 10
Segment Results of Operations, Text Values
Disclosure of operating segments [line items]
Increase in noninterest expenses due to changes in segment structure in Corporate Bank			175
Decrease in noninterest expenses due to changes in segment structure in Investment Bank			42
Decrease in noninterest expenses due to changes in segment structure in Private Bank			48
Decrease in noninterest expenses due to changes in segment structure in Asset Management			0
Decrease in noninterest expenses due to changes in segment structure in Corporate and Other			€ 84
Tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities	21.00%	21.00%	21.00%
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	25.00%	33.00%	19.00%
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%	28.00%	28.00%